UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F Cover Page



          Report for the Calendar Year or Quarter Ended: June 30, 2010

Check here if Amendment:           |_|; Amendment Number:

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:       Discovery Capital Management, LLC

Address:    20 Marshall Street
            South Norwalk, CT 06854


13F File Number: 028-12212

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Kip Allardt
Title:   Chief Operating Officer
Phone:  (203) 838-3188


Signature, Place and Date of Signing:

/s/ Kip Allardt               South Norwalk, Connecticut      August 16, 2010
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).


[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)


[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:

NONE

                             Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:       1

Form 13F Information Table Entry Total:  46

Form 13F Information Table Value Total: $1,366,048
                                        (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.   Form 13F File Number      Name

1.    028-12213                 Discovery Global Opportunity Master Fund, Ltd.

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                                                  FORM 13F INFORMATION TABLE
                                                        June 30, 2010


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COLUMN 1                       COLUMN  2          COLUMN 3    COLUMN 4       COLUMN 5        COLUMN 6    COLUMN 7      COLUMN 8

                               TITLE                          VALUE      SHRS OR   SH/ PUT/  INVESTMENT  OTHER     VOTING AUTHORITY
NAME OF ISSUER                 OF CLASS           CUSIP       (X$1000)   PRN AMT   PRN CALL  DISCRETION  MANAGERS  SOLE  SHARED NONE
--------------                 --------           -----       --------   -------   --- ----  ----------  --------  ----  ------ ----
ALEXION PHARMACEUTICALS INC    COM                015351109     2,508      49,000  SH  SOLE  NONE           49,000
AMAZON COM INC                 COM                023135106     9,637      88,200  SH  SOLE  NONE           88,200
APPLE INC                      COM                037833100   343,880   1,367,152  SH  SOLE  NONE        1,367,152
ATLAS ENERGY INC               COM                049298102     1,700      62,800  SH  SOLE  NONE           62,800
BAIDU INC                      SPON ADR REP A     056752108   128,764   1,891,360  SH  SOLE  NONE        1,891,360
BANCO MACRO SA                 SPON ADR B         05961W105    23,076     783,581  SH  SOLE  NONE          783,581
BANCO SANTANDER BRASIL S A     ADS REP 1 UNIT     05967A107    17,087   1,654,100  SH  SOLE  NONE        1,654,100
BANK OF NEW YORK MELLON CORP   COM                064058100       242       9,800  SH  SOLE  NONE            9,800
CABOT OIL & GAS CORP           COM                127097103    15,040     480,200  SH  SOLE  NONE          480,200
CENTRAL EUROPEAN DIST CORP     COM                153435102    17,753     830,341  SH  SOLE  NONE          830,341
CHESAPEAKE ENERGY CORP         COM                165167107     5,030     240,100  SH  SOLE  NONE          240,100
CLIFFS NATURAL RESOURCES INC   COM                18683K101     3,858      81,812  SH  SOLE  NONE           81,812
COMPANIA DE MINAS BUENAVENTU   SPONSORED ADR      204448104     3,767      98,000  SH  SOLE  NONE           98,000
CONSOL ENERGY INC              COM                20854P109    26,758     792,600  SH  SOLE  NONE          792,600
CORE LABORATORIES N V          COM                N22717107    29,995     203,202  SH  SOLE  NONE          203,202
CREDICORP LTD                  COM                G2519Y108   199,072   2,190,247  SH  SOLE  NONE        2,190,247
CTRIP COM INTL LTD             AMERICAN DEP SHS   22943F100    29,563     787,100  SH  SOLE  NONE          787,100
EMPRESA DIST Y COMERCIAL NOR   SPON ADR           29244A102       636     100,000  SH  SOLE  NONE          100,000
ENSCO PLC                      SPONSORED ADR      29358Q109     9,431     240,100  SH  SOLE  NONE          240,100
EXCO RESOURCES INC             COM                269279402     4,582     313,600  SH  SOLE  NONE          313,600
GENPACT LIMITED                SHS                G3922B107    29,749   1,915,600  SH  SOLE  NONE        1,915,600
GOOGLE INC                     CL A               38259P508    84,080     188,965  SH  SOLE  NONE          188,965
GRUPO FINANCIERO GALICIA S A   SP ADR 10 SH B     399909100     1,341     235,231  SH  SOLE  NONE          235,231
HELLENIC TELECOM ORGANIZATN    SPONSORED ADR      423325307       275      73,510  SH  SOLE  NONE           73,510
HEWLETT PACKARD CO             COM                428236103    42,115     973,080  SH  SOLE  NONE          973,080
HOME INNS & HOTELS MGMT INC    SPON ADR           43713W107     2,272      58,200  SH  SOLE  NONE           58,200
ISHARES TR INDEX               MSCI EMERG MKT     464287234    70,721   1,895,000  SH  SOLE  NONE        1,895,000
ITAU UNIBANCO HLDG SA          SPON ADR REP PFD   465562106     2,647     147,000  SH  SOLE  NONE          147,000
KKR FINANCIAL HLDGS LLC        COM                48248A306     8,117   1,088,075  SH  SOLE  NONE        1,088,075
MASTERCARD INC                 CL A               57636Q104     1,916       9,600  SH  SOLE  NONE            9,600
MATRIXX INITIATIVES INC        COM                57685L105       228      49,600  SH  SOLE  NONE           49,600
MECHEL OAO                     SPON ADR PFD       583840509     5,705     823,200  SH  SOLE  NONE          823,200
MICROSOFT CORP                 COM                594918104    52,385   2,276,600  SH  SOLE  NONE        2,276,600
MOMENTA PHARMACEUTICALS INC    COM                60877T100    12,030     981,211  SH  SOLE  NONE          981,211
MORGAN STANLEY                 COM NEW            617446448     8,643     372,400  SH  SOLE  NONE          372,400
OIL SVC HOLDRS TR              DEPOSTRY RCPT      678002106    23,930     252,850  SH  SOLE  NONE          252,850
OMNIVISION TECHNOLOGIES INC    COM                682128103    41,748   1,947,200  SH  SOLE  NONE        1,947,200
PETROHAWK ENERGY CORP          COM                716495106    13,950     822,050  SH  SOLE  NONE          822,050
RANGE RES CORP                 COM                75281A109    15,739     392,000  SH  SOLE  NONE          392,000
REX ENERGY CORPORATION         COM                761565100     1,560     154,500  SH  SOLE  NONE          154,500
SILVER WHEATON CORP            COM                828336107     3,152     156,800  SH  SOLE  NONE          156,800
SM ENERGY CO                   COM                78454L100     5,313     132,300  SH  SOLE  NONE          132,300
TELECOM ARGENTINA S A          SPON ADR REP B     879273209     1,810     110,160  SH  SOLE  NONE          110,160
THOMPSON CREEK METALS CO INC   COM                884768102     4,891     563,500  SH  SOLE  NONE          563,500
VERIZON COMMUNICATIONS INC     COM                92343V104    37,810   1,349,400  SH  SOLE  NONE        1,349,400
VIMPELCOM LTD                  SPONSORED ADR      92719A106    21,542   1,331,394  SH  SOLE  NONE        1,331,394






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